MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.5

Data Compare

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value
XXXX	XXXX	1000006			Doc Type		Alt
XXXX	XXXX	1000006			Investor: Qualifying Total Debt Ratio	XX	XX